Provisions (Details) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of movements in provisions [Line Items]
Balance at beginning of the year	$ 2,821,671	$ 6,136,336
Additions	531,755	906,800
Usage	(1,322,861)	(3,671,840)
Reversals	(120,704)	(360,013)
Effect of change in exchange rate	(23,898)	(189,612)
Balance at end of the year	1,885,963	2,821,671
Less: current	(819,232)	(1,783,407)
Noncurrent	1,066,731	1,038,264
Warranties [member]
Disclosure of movements in provisions [Line Items]
Balance at beginning of the year	1,528,898	1,819,519
Additions	436,464	309,475
Usage	(297,829)	(265,917)
Reversals	(120,704)	(334,174)
Effect of change in exchange rate	131	(5)
Balance at end of the year	1,546,960	1,528,898
Less: current	(725,366)	(756,079)
Noncurrent	821,594	772,819
Litigation and claims [member]
Disclosure of movements in provisions [Line Items]
Balance at beginning of the year	1,027,328	4,018,880
Additions	90,945	597,325
Usage	(1,025,032)	(3,405,923)
Reversals	0	0
Effect of change in exchange rate	(3,721)	(182,954)
Balance at end of the year	89,520	1,027,328
Less: current	(89,520)	(1,027,328)
Noncurrent	0	0
Others [member]
Disclosure of movements in provisions [Line Items]
Balance at beginning of the year	265,445	297,937
Additions	4,346	0
Usage	0	0
Reversals	0	(25,839)
Effect of change in exchange rate	(20,308)	(6,653)
Balance at end of the year	249,483	265,445
Less: current	(4,346)	0
Noncurrent	$ 245,137	$ 265,445